Statements of Consolidated Shareholders' Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect of net actuarial gains losses and prior service costs recognized for employee benefit plans	$ 17,321	$ (8,948)	$ (10,285)
Tax effect of unrealized net gains losses on securities and derivative instruments used in cash flow hedges			(144)
Taxes effect of unrealized net losses on securities	214	(183)
Reduction in Equity related to IRS Settlement	51,209
Cumulative Other Comprehensive Loss [Member]
Tax effect of net actuarial gains losses and prior service costs recognized for employee benefit plans	17,321	(8,948)	(10,285)
Tax effect of unrealized net gains losses on securities and derivative instruments used in cash flow hedges			(144)
Taxes effect of unrealized net losses on securities	214	(183)
Retained Earnings [Member]
Cash dividend	$ 1.46	$ 1.44	$ 1.42
Other Capital [Member]
Reduction in Equity related to IRS Settlement	$ 51,209